Leases - Schedule of Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Total right-of-use assets	$ 1,502	$ 2,052
Total lease liabilities	$ 1,460	$ 2,081